CONVERTIBLE PREFERRED STOCK (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Q S I Operations Inc
Schedule of authorized, issued and outstanding Convertible Preferred Stock

March 31, 2021
					Total
	Year of	Issuance		Shares	Proceeds or			Initial Liquidation
	Class	Price per	Shares	Issued and	Exchange	Issuance	Net Carrying	Price per
Class	Issuance	share	Authorized	Outstanding	Value	Costs	Value	share
Series A	2013	$0.04	25,000,000	25,000,000	$1,000	$—	$1,000	$0.80
Series B	2015	0.80	31,250,000	31,250,000	25,000	—	25,000	0.80
Series C	2015-2016	4.61	8,164,323	8,164,323	37,638	328	37,310	4.61
Series D	2017	4.71	12,738,853	12,738,853	60,000	414	59,586	4.71
Series E	2018 - 2020	5.36	14,925,373	13,636,092	73,089	175	72,914	5.36
			92,078,549	90,789,268

December 31, 2020
					Total
	Year of	Issuance		Shares	Proceeds or			Initial Liquidation
	Class	Price per	Shares	Issued and	Exchange	Issuance	Net Carrying	Price per
Class	Issuance	share	Authorized	Outstanding	Value	Costs	Value	share
Series A	2013	$0.04	25,000,000	25,000,000	$1,000	$—	$1,000	$0.80
Series B	2015	0.80	31,250,000	31,250,000	25,000	—	25,000	0.80
Series C	2015-2016	4.61	8,164,323	8,164,323	37,638	328	37,310	4.61
Series D	2017	4.71	12,738,853	12,738,853	60,000	414	59,586	4.71
Series E	2018 - 2020	5.36	14,925,373	13,636,092	73,089	171	72,918	5.36
			92,078,549	90,789,268

The following table summarizes the authorized, issued and outstanding Convertible Preferred Stock of the Company as of December 31, 2020 (in thousands, except share and per share information):

								Initial
				Shares Issued	Total Proceeds			Liquidation
	Year of	Issuance Price	Shares	and	or Exchange	Issuance	Net Carrying	Price
Class	Issuance	per share	Authorized	Outstanding	Value	Costs	Value	per share
Series A	2013	$0.04	25,000,000	25,000,000	$1,000	$—	$1,000	$0.80
Series B	2015	0.80	31,250,000	31,250,000	25,000	—	25,000	0.80
Series C	2015 – 2016	4.61	8,164,323	8,164,323	37,638	328	37,310	4.61
Series D	2017	4.71	12,738,853	12,738,853	60,000	414	59,586	4.71
Series E	2018 – 2020	5.36	14,925,373	13,636,092	73,089	171	72,918	5.36
			92,078,549	90,789,268

The following table summarizes the authorized, issued and outstanding Convertible Preferred Stock of the Company as of December 31, 2019 (in thousands, except for share and per share information):

								Initial
				Shares Issued	Total Proceeds			Liquidation
	Year of	Issuance Price	Shares	and	or Exchange	Issuance	Net Carrying	Price
Class	Issuance	per share	Authorized	Outstanding	Value	Costs	Value	per share
Series A	2013	$0.04	25,000,000	25,000,000	$1,000	$—	$1,000	$0.80
Series B	2015	0.80	31,250,000	31,250,000	25,000	—	25,000	0.80
Series C	2015 – 2016	4.61	8,164,323	8,164,323	37,638	328	37,310	4.61
Series D	2017	4.71	12,738,853	12,738,853	60,000	414	59,586	4.71
Series E	2018 – 2019	5.36	7,233,604	7,048,394	37,779	120	37,659	5.36
			84,386,780	84,201,570